Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cash and cash equivalents
14.	Cash and cash equivalents

	December 31, 2019	December 31, 2018
Cash on hand	6	8
Cash at banks, including
— in Russian rubles	1,715	360
— in U.S. dollars	1,081	766
— in euro	640	596
— in other currencies	160	164

Total cash and cash equivalents	3,602	1,894
Less allowance for expected credit losses	(93)	(91)

Total cash and cash equivalents, net	3,509	1,803

For the purpose of the consolidated statement of cash flows, bank overdrafts are deducted from cash and cash equivalents in the amount of RUB 642 million and RUB 1,423 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, the Group had short-term deposits included in cash at banks of RUB 1,074 million and RUB 494 million, respectively.

Reconciliation between the changes in liabilities arising from financing activities including both changes arising from cash flows and non-cash changes:

	Loans and borrowings	Lease liabilities	Deferred payments for acquisition of assets	Effect of sale and leaseback transactions	Put option of Gazprombank	Other current financial liabilities	Deferred consideration paid for the acquisition of subsidiaries in prior periods
At December 31, 2016	445,809	10,596	1,052	—	36,198	—	8,032
Cash flows	(42,480)	(4,801)	(455)	—	—	—	(3,652)
Foreign exchange movement	(3,942)	(67)	—	—	—	—	(370)
Changes in fair value	—	—	—	—	—	(81)	—
Other changes, including interest	40,506	3,626	1,083	—	4,062	815	—

At December 31, 2017	439,893	9,354	1,680	—	40,260	734	4,010
Cash flows	(52,951)	(3,892)	(629)	—	—	(442)	(3,968)
Foreign exchange movement	24,167	83	—	—	—	—	339
Changes in fair value	—	—	—	—	—	(292)	—
Other changes, including interest	7,723	2,748	379	—	3,796	—	—

At December 31, 2018	418,832	8,293	1,430	—	44,056	—	381
Cash flows	(42,831)	(3,488)	(341)	234	—	—	(361)
Foreign exchange movement	(17,636)	(38)	—	—	—	—	(20)
Other changes, including interest	30,157	12,588	62	14	4,145	—	—

At December 31, 2019	388,522	17,355	1,151	248	48,201	—	—

The table above does not include dividends paid of RUB 1,531 million, RUB 1,394 million and RUB 978 million, acquisition of non-controlling interests in subsidiaries of RUB nil million, RUB nil million and RUB 3,358 million and fines and penalties on overdue leases of RUB 39 million, RUB 10 million and RUB 13 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The amounts presented in other changes are primarily attributable to interest accrued of RUB 33,159 million, RUB 36,660 million and RUB 41,528 million for the years ended December 31, 2019, 2018 and 2017, respectively (Note 24.4), new lease agreements of RUB 11,234 million (including effect of adoption of IFRS 16 in the amount of RUB 3,259 million), RUB 1,675 million and RUB 2,295 million for the years ended December 31, 2019, 2018 and 2017, respectively, and effect of restructuring of loans of RUB 25 million, RUB 33,514 million and RUB 264 million for the years ended December 31, 2019, 2018 and 2017, respectively.